Investment in Unconsolidated Entity - Additional Information (Detail) $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 05, 2018 USD ($)	Apr. 22, 2019 USD ($)	Jun. 21, 2017 USD ($) board-member Location	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 29, 2018
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated entity				$ 4,940	$ 3,760	$ 63,600
Proceeds from non-controlling interest for investment in unconsolidated entity				$ 988	$ 752	$ 12,720
Carrier Enterprise I
Schedule of Equity Method Investments [Line Items]
Ownership percentage by parent			80.00%
Ownership percentage, by non-controlling owners			20.00%
Russell Sigler Inc
Schedule of Equity Method Investments [Line Items]
Total ownership interest		38.10%	34.90%				36.30%
Investment in unconsolidated entity	$ 3,760	$ 4,940	$ 63,600
Contribution to investment in unconsolidated entity by controlling interest	3,008	3,952	50,880
Proceeds from non-controlling interest for investment in unconsolidated entity	$ 752	$ 988	$ 12,720
Ownership percentage needed for right to purchase up to 100%			85.00%
Total number of board members | board-member			6
Number of board members that can be appointed based on ownership | board-member			2
Equity method investment, additional ownership interest acquired		1.80%					1.40%
Russell Sigler Inc | Western United States
Schedule of Equity Method Investments [Line Items]
Number of locations | Location			30